Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 633	£ 512
Favourable changes, Equity	3	8
Unfavourable changes, Income Statement	740	745
Unfavourable changes, Equity	3	8
Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	16	11
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	14	16
Unfavourable changes, Equity	0	0
Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	104	125
Favourable changes, Equity	3	8
Unfavourable changes, Income Statement	190	228
Unfavourable changes, Equity	3	8
Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	158	123
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	141	175
Unfavourable changes, Equity	0	0
Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	15	16
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	15	25
Unfavourable changes, Equity	0	0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	21	1
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	21	1
Unfavourable changes, Equity	0	0
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	82	44
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	123	127
Unfavourable changes, Equity	0	0
Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	6	5
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	11	7
Unfavourable changes, Equity	0	0
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	55	73
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	44	47
Unfavourable changes, Equity	0	0
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	174	114
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	179	119
Unfavourable changes, Equity	0	0
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	2	0
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	2	0
Unfavourable changes, Equity	£ 0	£ 0